Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Taxation

	Six months ended June 30,
	2025	2024
	$	$
Reconciliation of the tax expense
Income (loss) for the period before tax	2,065,048	(10,941,387)
Tax using the Isle of Man corporation tax rate of 0%	-	-
Differences in overseas taxation rates	(1,871,444)	(1,459,207)
Utilization of unrecognized tax losses	-	(54,903)
Movement in unrecognized deferred tax assets	1,316,755	1,320,140
Other permanent differences	373,873	193,970
Total income tax credit	(180,816)	-

Schedule of Unrecognized Deferred Tax Assets
Significant components of unrecognized deferred tax assets are as follows:

	June 30, 2025	December 31, 2024
	$	$
Accelerated capital deductions	(20,909,158)	337,722
Pre-trading capital expenses	50,969,421	50,969,421
Pre-trading tax losses	63,914,758	41,607,580
Unrecognized deferred tax assets	93,975,021	92,914,723